Restructuring Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Charges [Abstract]
Restructuring costs total	$ 200	$ 94	$ 112
Restructuring fixed asset impairments	41
Other restructuring costs	8
Estimated cash separation costs	300
Separation Activity
Liability balance at beginning of period	29	90	22
Increase in liability (separation charges)	151	94	112
Reduction in liability (payments and other adjustments)	(91)	(155)	(44)
Liability balance at end of period	$ 89	$ 29	$ 90